Trade and other payables (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Trade and other payables
Trade payable		¥ 20,556	¥ 22,309
Accrued payroll		130,744	68,351
Amounts due to third parties		66,822	50,844
Trade and other payables due to third parties		218,122	141,504
Loans due to related parties		99,603	99,603
Amounts due to related parties		35,142	38,612
Other payables due to related parties	[1],[2],[3],[4],[5],[6]	134,745	138,215
Total		¥ 352,867	¥ 279,719

[1]	During the years ended June 30, 2017, 2018 and 2019, the Group paid expenses, which mainly include staff related expenses, start-up costs and other miscellaneous expenses, of nil, RMB 9,401 and RMB10,312 respectively on behalf of the related parties. Such amount is receivable on demand, and the related parties repaid nil, RMB8,794 and RMB10,007 to the Group during the years ended June 30, 2017, 2018 and 2019, respectively.During the years ended June 30, 2017, 2018 and 2019, the related parties paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB3,836, RMB4,612 and RMB2,731 respectively on behalf of the Group. Such amount is due and payable on demand, and the Group repaid RMB4,536, RMB4,124 and RMB 4,663 to the related parties during the years ended June 30, 2017, 2018 and 2019, respectively.During the years ended June 30, 2017, 2018 and 2019, the Group collected amounts of RMB39,760, RMB47,070, and RMB46,453 on behalf of Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., a related party controlled by Mr. Feng. Such amount is due and payable on demand, and the Group repaid RMB37,541, RMB48,428 and RMB47,429 to Zhejiang Ming Kang Hui Food Co., Ltd. during the years ended June 30, 2017, 2018 and 2019, respectively.The above unsettled balances were included in “Amount due to related parties” and “Amount due from related parties” as of June 30, 2018 and 2019, respectively.
[2]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit cash settled part of the USD loan, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.As of June 30, 2018 and 2019, the USD loan made to Leonit of USD 13,350 (equivalent to RMB 88,332) and USD11,530 (equivalent to RMB79,265) was included in “Amount due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB99,603 was included in “Amount due to related parties”, respectively.
[3]	The Group entered into a series of leasehold improvement contracts with Heng Zhong Da Construction Limited Company (“Heng Zhong Da"), a company over which Mr. Feng has significant influence, for the leasehold improvement of classroom buildings, dining halls, student dormitories.During the years ended June 30, 2017, 2018 and 2019, the Group purchased leasehold improvement service from Heng Zhong Da of RMB37,231, RMB29,098 and RMB29,669, respectively.As of June 30, 2018 and 2019, the above unsettled balances of RMB19,508 and RMB11,260 were recognized in “Amount due to related parties”.
[4]	The Group leases the school buildings and the related facilities in three campuses from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd. (“Nanchang Hongtou”), a related party owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd. (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[5]	The Group purchased food products from Zhejiang Ming Kang Hui E-Commerce Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies controlled by Mr. Feng, amounting to RMB48,298, RMB38,323 and RMB68,963 during the years ended June 30, 2017, 2018 and 2019, respectively.As of June 30, 2018 and 2019, the above unsettled balances of RMB5,386 and RMB18,516 were recognized in “Amount due to related parties”.
[6]	The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to nil, RMB6,884 and RMB23,263 during the years ended June 30, 2017, 2018 and 2019.As of June 30, 2018 and 2019, the above unsettled balances of RMB3,416 and RMB420 were recognized in “Amount due to related parties”.